Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	408	$ 113,624
Lockheed Martin Corp.	223	107,571
RTX Corp.	774	105,635
		$ 326,830
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	870	$ 84,860
		$ 84,860
Automobile Components — 1.6%
Gentex Corp.	4,348	$ 93,786
LCI Industries	1,163	101,344
Lear Corp.	1,176	106,334
		$ 301,464
Banks — 2.2%
Commerce Bancshares, Inc.	1,817	$ 114,489
Cullen/Frost Bankers, Inc.	853	108,314
Prosperity Bancshares, Inc.	1,560	108,654
Regions Financial Corp.	4,323	92,685
		$ 424,142
Beverages — 2.6%
Brown-Forman Corp., Class B	3,084	$ 102,821
Coca-Cola Co.	1,542	111,178
Keurig Dr. Pepper, Inc.	3,027	101,919
Molson Coors Beverage Co., Class B	1,665	89,227
PepsiCo, Inc.	689	90,569
		$ 495,714
Biotechnology — 1.0%
AbbVie, Inc.	520	$ 96,777
Gilead Sciences, Inc.	878	96,650
		$ 193,427
Building Products — 0.5%
A.O. Smith Corp.	1,623	$ 104,375
		$ 104,375
Capital Markets — 1.7%
CME Group, Inc.	377	$ 108,953
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	2,870	$ 104,267
T. Rowe Price Group, Inc.	1,118	104,634
		$ 317,854
Chemicals — 5.5%
Air Products and Chemicals, Inc.	348	$ 97,061
Corteva, Inc.	1,738	123,050
Dow, Inc.	2,855	79,198
DuPont de Nemours, Inc.	1,235	82,498
Eastman Chemical Co.	1,129	88,480
FMC Corp.	2,426	98,399
Huntsman Corp.	6,552	72,989
Linde PLC	225	105,205
LyondellBasell Industries NV, Class A	1,531	86,486
PPG Industries, Inc.	979	108,473
RPM International, Inc.	924	105,188
		$ 1,047,027
Communications Equipment — 0.5%
Cisco Systems, Inc.	1,652	$ 104,142
		$ 104,142
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	111	$ 115,460
Walmart, Inc.	1,244	122,808
		$ 238,268
Containers & Packaging — 2.6%
Amcor PLC	10,570	$ 96,293
AptarGroup, Inc.	720	114,048
International Paper Co.	1,987	94,999
Packaging Corp. of America	543	104,891
Sonoco Products Co.	1,991	90,670
		$ 500,901
Distributors — 1.1%
Genuine Parts Co.	861	$ 108,934
LKQ Corp.	2,452	99,232
		$ 208,166
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	3,792	$ 105,417
Cogent Communications Holdings, Inc.	1,670	76,336
Verizon Communications, Inc.	2,270	99,789
		$ 281,542

Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 5.2%
Alliant Energy Corp.	1,720	$ 107,036
American Electric Power Co., Inc.	920	95,211
Duke Energy Corp.	900	105,948
Evergy, Inc.	1,413	93,837
IDACORP, Inc.	888	105,628
OGE Energy Corp.	2,254	100,235
Pinnacle West Capital Corp.	1,002	91,413
Portland General Electric Co.	2,216	93,958
PPL Corp.	2,620	91,045
Southern Co.	1,206	108,540
		$ 992,851
Electrical Equipment — 0.6%
Emerson Electric Co.	942	$ 112,456
		$ 112,456
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	1,635	$ 147,035
Avnet, Inc.	2,096	104,821
Corning, Inc.	2,298	113,958
Vishay Intertechnology, Inc.	6,228	87,628
		$ 453,442
Energy Equipment & Services — 1.3%
Baker Hughes Co.	2,306	$ 85,437
Helmerich & Payne, Inc.	3,843	58,606
Noble Corp. PLC	4,079	101,037
		$ 245,080
Entertainment — 0.5%
Electronic Arts, Inc.	720	$ 103,522
		$ 103,522
Financial Services — 2.1%
Essent Group Ltd.	1,721	$ 99,818
Jack Henry & Associates, Inc.	571	103,448
MGIC Investment Corp.	4,052	107,176
Western Union Co.	9,380	87,046
		$ 397,488
Food Products — 4.3%
Archer-Daniels-Midland Co.	2,248	$ 108,511
Bunge Global SA	1,409	110,113
General Mills, Inc.	1,726	93,653
Hormel Foods Corp.	3,362	103,146
Ingredion, Inc.	805	111,992
Security	Shares	Value
Food Products (continued)
Kellanova	1,313	$ 108,493
Kraft Heinz Co.	3,610	96,495
Mondelez International, Inc., Class A	1,511	101,978
		$ 834,381
Gas Utilities — 2.2%
Atmos Energy Corp.	707	$ 109,359
National Fuel Gas Co.	1,349	111,346
ONE Gas, Inc.	1,365	102,047
Spire, Inc.	1,252	94,251
		$ 417,003
Ground Transportation — 0.5%
Landstar System, Inc.	707	$ 97,015
		$ 97,015
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	755	$ 100,853
Becton Dickinson & Co.	448	77,320
Medtronic PLC	1,220	101,236
Zimmer Biomet Holdings, Inc.	954	87,930
		$ 367,339
Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	755	$ 116,602
Cencora, Inc.	381	110,962
Chemed Corp.	169	97,148
Labcorp Holdings, Inc.	437	108,800
Premier, Inc., Class A(1)	5,522	126,896
Quest Diagnostics, Inc.	628	108,858
UnitedHealth Group, Inc.	207	62,495
		$ 731,761
Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc.	497	$ 106,462
Texas Roadhouse, Inc.	590	115,174
Vail Resorts, Inc.	665	106,513
Wendy's Co.(1)	6,679	76,141
		$ 404,290
Household Durables — 1.0%
Garmin Ltd.	501	$ 101,688
Whirlpool Corp.(1)	1,114	86,992
		$ 188,680

Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	1,001	$ 98,408
Kimberly-Clark Corp.	752	108,108
Procter & Gamble Co.	607	103,123
		$ 309,639
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	494	$ 111,975
		$ 111,975
Insurance — 4.7%
Aflac, Inc.	853	$ 88,320
Cincinnati Financial Corp.	736	111,003
Fidelity National Financial, Inc.	1,574	86,208
Hanover Insurance Group, Inc.	591	104,004
MetLife, Inc.	1,285	100,975
Old Republic International Corp.	2,779	105,046
Principal Financial Group, Inc.	1,225	95,415
Prudential Financial, Inc.	866	89,969
Travelers Cos., Inc.	411	113,313
		$ 894,253
Interactive Media & Services — 0.6%
Shutterstock, Inc.	5,949	$ 109,759
		$ 109,759
IT Services — 2.3%
Accenture PLC, Class A	340	$ 107,719
Amdocs Ltd.	1,207	110,754
Cognizant Technology Solutions Corp., Class A	1,447	117,192
International Business Machines Corp.	414	107,251
		$ 442,916
Leisure Products — 1.1%
Hasbro, Inc.	1,676	$ 111,806
Polaris, Inc.(1)	2,494	97,815
		$ 209,621
Life Sciences Tools & Services — 0.5%
Danaher Corp.	524	$ 99,508
		$ 99,508
Machinery — 2.7%
Cummins, Inc.	335	$ 107,696
Donaldson Co., Inc.	1,578	109,750
Graco, Inc.	1,286	108,873
Security	Shares	Value
Machinery (continued)
IDEX Corp.	537	$ 97,148
Snap-on, Inc.	323	103,602
		$ 527,069
Media — 2.7%
Comcast Corp., Class A	2,781	$ 96,139
Interpublic Group of Cos., Inc.	3,867	92,653
New York Times Co., Class A	2,212	126,349
News Corp., Class B(1)	3,587	117,367
Omnicom Group, Inc.	1,267	93,049
		$ 525,557
Metals & Mining — 2.3%
Newmont Corp.	2,180	$ 114,930
Reliance, Inc.	344	100,730
Royal Gold, Inc.	662	117,915
Southern Copper Corp.	1,098	99,819
		$ 433,394
Multi-Utilities — 2.8%
Consolidated Edison, Inc.	957	$ 99,997
Dominion Energy, Inc.	1,821	103,196
Public Service Enterprise Group, Inc.	1,330	107,770
Sempra	1,514	118,985
WEC Energy Group, Inc.	984	105,721
		$ 535,669
Oil, Gas & Consumable Fuels — 8.5%
Antero Midstream Corp.	5,805	$ 109,018
Chevron Corp.	622	85,027
Chord Energy Corp.	968	87,120
ConocoPhillips	978	83,472
Coterra Energy, Inc.	3,780	91,892
Devon Energy Corp.	2,760	83,518
DHT Holdings, Inc.	9,426	109,153
Diamondback Energy, Inc.	677	91,090
DT Midstream, Inc.	1,120	117,309
EOG Resources, Inc.	856	92,936
Exxon Mobil Corp.	888	90,842
HF Sinclair Corp.	3,023	109,221
Kinder Morgan, Inc.	3,473	97,383
ONEOK, Inc.	1,013	81,891
Phillips 66	833	94,529

Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	771	$ 99,436
Williams Cos., Inc.	1,722	104,198
		$ 1,628,035
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	1,744	$ 84,200
Johnson & Johnson	652	101,197
Merck & Co., Inc.	1,221	93,822
Pfizer, Inc.	4,144	97,342
Royalty Pharma PLC, Class A	3,251	106,893
		$ 483,454
Professional Services — 2.0%
Automatic Data Processing, Inc.	341	$ 111,006
ManpowerGroup, Inc.	1,784	74,839
Paychex, Inc.	719	113,537
Robert Half, Inc.	1,801	82,468
		$ 381,850
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	525	$ 112,339
Kulicke & Soffa Industries, Inc.	3,098	99,601
Power Integrations, Inc.	1,989	98,913
Skyworks Solutions, Inc.	1,648	113,761
Texas Instruments, Inc.	602	110,076
		$ 534,690
Software — 2.3%
Dolby Laboratories, Inc., Class A	1,329	$ 98,692
InterDigital, Inc.(1)	509	110,585
Microsoft Corp.	283	130,282
Roper Technologies, Inc.	186	106,070
		$ 445,629
Specialty Retail — 1.7%
Best Buy Co., Inc.	1,456	$ 96,504
Home Depot, Inc.	297	109,382
TJX Cos., Inc.	893	113,322
		$ 319,208
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	6,708	$ 115,914
HP, Inc.	3,726	92,778
		$ 208,692
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.(1)	2,426	$ 76,104
Columbia Sportswear Co.	1,359	86,677
Oxford Industries, Inc.(1)	1,680	90,182
Steven Madden Ltd.	3,904	96,234
		$ 349,197
Tobacco — 1.2%
Altria Group, Inc.	1,696	$ 102,794
Philip Morris International, Inc.	676	122,079
		$ 224,873
Trading Companies & Distributors — 1.6%
Fastenal Co.	2,606	$ 107,732
MSC Industrial Direct Co., Inc., Class A	1,272	103,287
Watsco, Inc.	211	93,593
		$ 304,612
Total Common Stocks (identified cost $14,473,385)		$19,053,620

Short-Term Investments — 1.7%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(2)	111,932	$ 111,932
Total Affiliated Fund (identified cost $111,932)		$ 111,932

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(3)	223,330	$ 223,330
Total Securities Lending Collateral (identified cost $223,330)		$ 223,330
Total Short-Term Investments (identified cost $335,262)		$ 335,262
Total Investments — 101.1% (identified cost $14,808,647)		$19,388,882
Other Assets, Less Liabilities — (1.1)%		$ (212,763)
Net Assets — 100.0%		$19,176,119

Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at May 31, 2025. The aggregate market value of securities on loan at May 31, 2025 was $574,215 and the total market value of the collateral received by the Fund was $589,608, comprised of cash of $223,330 and U.S. government and/or agencies securities of $366,278.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
(3)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at May 31, 2025.
Affiliated Investments
At May 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $111,932, which represents 0.6% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,504	$1,593,450	$(1,489,022)	$ —	$ —	$111,932	$1,009	111,932
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,053,620*	$ —	$ —	$19,053,620
Short-Term Investments:
Affiliated Fund	111,932	—	—	111,932
Securities Lending Collateral	223,330	—	—	223,330
Total Investments	$19,388,882	$ —	$ —	$19,388,882
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Parametric
Dividend Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.